Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 67,530	€ 119,090
Cash	10,258	16,910
Total cash and cash equivalents	77,789	136,001	€ 258,756	€ 171,029
Term Accounts [Member]
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 67,530	€ 119,090